FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Assets
Current assets	$ 18,294	[1]	$ 15,418
Non-current assets	70,956		48,801
Total assets	89,250	[1]	64,219
Liabilities
Current liabilities	16,677	[1]	13,912
Non-current liabilities	54,144		37,307
Total liabilities	70,821	[1]	51,219
Interest of others in operating subsidiaries	12,835	[1]	8,722
Preferred securities	1,490		15
Unitholder equity	4,104		4,263
USD
Assets
Current assets	7,452		5,784
Non-current assets	32,465		19,698
Total assets	39,917		25,482
Liabilities
Current liabilities	6,696		4,801
Non-current liabilities	32,102		21,328
Total liabilities	38,798		26,129
Interest of others in operating subsidiaries	1,862		874
Preferred securities	1,490		15
Unitholder equity	(2,233)		(1,536)
AUD
Assets
Current assets	1,336		1,181
Non-current assets	11,257		5,384
Total assets	12,593		6,565
Liabilities
Current liabilities	1,821		1,283
Non-current liabilities	7,759		3,226
Total liabilities	9,580		4,509
Interest of others in operating subsidiaries	1,649		887
Preferred securities	0		0
Unitholder equity	1,364		1,169
GBP
Assets
Current assets	2,888		2,260
Non-current assets	2,584		1,726
Total assets	5,472		3,986
Liabilities
Current liabilities	3,505		3,005
Non-current liabilities	941		555
Total liabilities	4,446		3,560
Interest of others in operating subsidiaries	773		178
Preferred securities	0		0
Unitholder equity	253		248
CAD
Assets
Current assets	1,314		1,300
Non-current assets	6,117		6,692
Total assets	7,431		7,992
Liabilities
Current liabilities	1,038		1,470
Non-current liabilities	3,136		3,220
Total liabilities	4,174		4,690
Interest of others in operating subsidiaries	1,781		1,815
Preferred securities	0		0
Unitholder equity	1,476		1,487
EUR
Assets
Current assets	2,126		2,167
Non-current assets	9,177		8,210
Total assets	11,303		10,377
Liabilities
Current liabilities	1,497		1,543
Non-current liabilities	5,802		5,901
Total liabilities	7,299		7,444
Interest of others in operating subsidiaries	2,684		2,051
Preferred securities	0		0
Unitholder equity	1,320		882
BRL
Assets
Current assets	1,411		771
Non-current assets	5,882		4,011
Total assets	7,293		4,782
Liabilities
Current liabilities	1,220		657
Non-current liabilities	3,807		2,519
Total liabilities	5,027		3,176
Interest of others in operating subsidiaries	1,568		1,086
Preferred securities	0		0
Unitholder equity	698		520
INR
Assets
Current assets	529		509
Non-current assets	982		1,265
Total assets	1,511		1,774
Liabilities
Current liabilities	358		557
Non-current liabilities	356		264
Total liabilities	714		821
Interest of others in operating subsidiaries	422		553
Preferred securities	0		0
Unitholder equity	375		400
Other
Assets
Current assets	1,238		1,446
Non-current assets	2,492		1,815
Total assets	3,730		3,261
Liabilities
Current liabilities	542		596
Non-current liabilities	241		294
Total liabilities	783		890
Interest of others in operating subsidiaries	2,096		1,278
Preferred securities	0		0
Unitholder equity	$ 851		$ 1,093

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.